Commitments And Contingencies (Future Minimum Lease Payments Under Both Capital Leases and Operating Leases) (Details) $ in Millions	Dec. 31, 2015 USD ($)
Capital Leases
2016	$ 3
2017	2
2018	0
2019	0
2020	0
Thereafter	0
Total future minimum lease payments	5
Less amounts representing interest	0
Present value of future minimum lease payments	5
Less current portion	3
Long-term capital lease obligation	2
Operating Leases
2016	26
2017	32
2018	30
2019	28
2020	26
Thereafter	139
Total future minimum lease payments	$ 281